ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES
GSX Techedu Inc. (formerly BaiJiaHuLian Group Holdings Limited, the “Company”) was incorporated under the laws of the Cayman Islands in August 2014. The Company, its subsidiaries, its consolidated variable interest entity (“VIE”) and VIE’s subsidiaries (collectively the “Group”) are currently engaged in the business of providing
K-12
tutoring services, foreign language, professional and interest education services in the People’s Republic of China (“PRC”).
Beijing BaiJiaHuLian Technology Co., Ltd (“Beijing BaiJiaHuLian” or “VIE”) was founded in June 2014, as a limited liability company in the PRC. Beijing BaiJiaHuLian and its subsidiaries are primarily engaged in providing online
K-12
tutoring services, foreign language, professional and interest education services in the PRC.
There are some uncertainties as to whether applicable PRC laws and regulations prohibit foreign investors from providing internet and other business in the PRC. To comply with the relevant PRC laws and regulations, the Company operates substantially all of its business through its VIE. On April 28, 2015, BaiJiaHuLian Group Holdings Limited, through BaiJiaHuLian HK Holdings Limited (“BaiJiaHuLian HK”) and its PRC subsidiary, Beijing Lexuebang Network Technology Co., Ltd. (“Beijing Lexuebang” or “WFOE”), entered into a series of contractual arrangements with Beijing BaiJiaHuLian, and the shareholders of Beijing BaiJiaHuLian. The series of contractual agreements include an Exclusive Management Services and Business Cooperation Agreement, an Exclusive Call Option Agreement, an Equity Pledge Agreement, Powers of Attorney, Spousal Consent Letters and Letters of Commitment. Those agreements were amended on March 2019 with no significant differences. In connection with the amendment and as part of the Group’s efforts to streamline the corporate structure, the Group removed six existing nominee shareholders as parties to the contractual arrangements with Beijing BaiJiaHuLian and its shareholders. The rights and obligations of these nominee shareholders under these contractual arrangements have been assumed by Mr. Larry Xiangdong Chen.
The Group believes that these contractual arrangements would enable
t
he Company to (1) have power to direct the activities that most significant affects the economic performance of VIE, and (2) receive the economic benefits of the VIE that could be significant to the VIE. Accordingly,
t
he Company is considered the primary beneficiary of the VIE.
The Company’s subsidiaries, VIE and VIE’s subsidiaries as of December 31, 2019 were as follow:

Name	Later of date of establishment or acquisition	Place of establishment	Percentage of direct or indirect economic ownership	Principal activities
Subsidiaries:
BaiJiaHuLian HK	Aug 18, 2014	HongKong	100%	Holding company
Beijing Lexuebang	Jan 12, 2015	PRC	100%	Education services
VIE:
Beijing BaiJiaHuLian	Jun 4, 2014	PRC	100%	Education services
VIE’s subsidiaries:
Beijing Genshuixue Technology Co., Ltd. (“Beijing Genshuixue”)	May 14, 2015	PRC	100%	Education services
Beijing BaiJiaChengXi Education Technology Co., Ltd. (“BaiJiaChengXi”)	Jun 16, 2016	PRC	100%	Education services
Beijing Jiazi Technology Co., Ltd. (“Beijing Jiazi”)	Feb 16, 2016	PRC	100%	Education services
Beijing GaoTuYunji Education Technology Co., Ltd. (“GaoTuYunji”)	Jul 18, 2017	PRC	100%	Education services
Shanghai Jinyou Education Technology Co., Ltd. (“Shanghai Jinyou”)	Jan 31, 2018	PRC	100%	Education services
The English names above are for identification purpose only.
The VIE arrangements
Details of the contractual agreements are set forth below.

•	Agreements that transfer economic benefits to the Group:
Exclusive Management Services and Business Cooperation Agreement
Pursuant to the exclusive management services and business cooperation agreement among Beijing Lexuebang, the VIE and the shareholders of the VIE, Beijing Lexuebang has the exclusive right to provide or designate any third-party to provide, among other things, education management consultancy services, permission of intellectual property rights, technological support and business support to the VIE and its subsidiaries. In exchange, the VIE and its subsidiaries pay service fees to Beijing Lexuebang in an amount determined by Beijing Lexuebang in its sole discretion. Without the prior written consent of Beijing Lexuebang, the VIE and its subsidiaries cannot accept services provided by or establish similar cooperation relationship with any third-party. Beijing Lexuebang owns the exclusive intellectual property rights created as a result of the performance of this agreement unless otherwise provided by PRC laws or regulations. The agreement will be effective for twenty years upon signing by both parties. The term of the agreement was amended on March 2019 and the agreement will remain effective unless unanimously agreed by the parties concerned or unilaterally terminated by Beijing Lexuebang with a written notice. Unless otherwise required by applicable PRC laws, our VIE and its shareholders do not have any right to terminate the agreement.

•	Agreements that provide the Company effective control over Beijing BaiJiaHuLian:
Equity Pledge Agreement
Under the equity interest pledge agreement among Beijing Lexuebang, the VIE and its shareholders, the VIE’s shareholders pledged all of their equity interests of the VIE to Beijing Lexuebang as security for performance of the obligations of the VIE and its shareholders under the exclusive call option agreement, the exclusive management services and business cooperation agreement and the powers of attorney. If any of the specified events of default occurs, Beijing Lexuebang may exercise the right to enforce the pledge immediately. Beijing Lexuebang may transfer all or any of its rights and obligations under the equity interest pledge agreement to its designee(s) at any time. The agreement will remain in effect until the fulfillment of all the obligations under the exclusive call option agreement, the exclusive management services and business cooperation agreement and the powers of attorney.
Exclusive Call Option Agreement
Under the exclusive call option agreement among Beijing Lexuebang, the VIE and its shareholders, each of the shareholders of the VIE irrevocably granted Beijing Lexuebang a right to purchase, or designate a third-party to purchase, all or any part of their equity interests in the VIE at a purchase price equal to the lowest price permissible by the then-applicable PRC laws and regulations at Beijing Lexuebang’s sole and absolute discretion to the extent permitted by PRC law. The shareholders of the VIE shall promptly give all considerations they received from the exercise of the options to Beijing Lexuebang or its designee(s). The VIE and its shareholders covenant that, without Beijing Lexuebang’s prior written consent, they will not, among other things, (i) create any pledge or encumbrance on their equity interests in the VIE; (ii) transfer or otherwise dispose of their equity interests in the VIE; (iii) change the VIE’s registered capital; (iv) amend the VIE’s articles of association; (v) sell, transfer, license or otherwise dispose of any of the VIE’s assets or allow any encumbrance of any assets, except for the disposal or the encumbrances of the assets that are treated as necessary for their daily business operations with the value of the assets involved in a single transaction not exceeding RMB100; (vi) cause the VIE to enter into any major contracts or terminate any material contracts to which the VIE is a party; (vii) declare or distribute dividends; (viii) terminate, liquidate or dissolve our VIE; or (ix) allow the VIE to incur, inherit, guarantee or permit any debts, except for those payables incurred in the ordinary or usual course of business but not incurred by way of borrowing. The agreement will remain effective until terminated by Beijing Lexuebang at its discretion or the entire equity interests in the VIE have been transferred to Beijing Lexuebang or its designee(s).
Powers of Attorney
Pursuant to the powers of attorney executed by the VIE’s shareholders, each of them irrevocably authorized Beijing Lexuebang or its designee(s) to act on their respective behalf as exclusive agent and attorney, to the extent permitted by law, with respect to all rights of shareholders concerning all the equity interest held by each of them in the VIE, including but not limited to proposing to convene or attend shareholder meetings, signing the resolutions and minutes of such meetings, exercising all the rights as shareholders (including but not limited to voting rights, nomination rights, appointment rights, the right to receive dividends and the right to sell, transfer, pledge or dispose of all the equity held in part or in whole).
Spousal Consent Letters
Pursuant to the spousal consent letters executed by the spouses of certain shareholders of the VIE, the signing spouses unconditionally and irrevocably agreed that the equity interest in the VIE held by and registered in the name of their spouses be disposed of in accordance with the exclusive call option agreement, the exclusive management services and business cooperation agreement, the equity interest pledge agreement and the powers of attorney described above, and that their spouses may perform, amend or terminate such agreements without their additional consent. Additionally, the signing spouses agreed not to assert any rights over the equity interest in the VIE held by their spouses. In addition, in the event that the signing spouses obtains any equity interest in the VIE held by their spouses for any reason, they agree to be bound by and sign any legal documents substantially similar to the contractual arrangements described above, as may be amended from time to time.

•	Risks in relation to VIE structure
The Company believes that the contractual arrangements with Beijing BaiJiaHuLian and its shareholders are in compliance with existing PRC laws and regulations and are legally enforceable. However, the contractual arrangements are subject to risks and uncertainties, including:

•
Beijing BaiJiaHuLian and its shareholders may have or develop interests that conflict with the Group’s interests, which may lead them to pursue opportunities in violation of the aforementioned contractual agreements. If the Group cannot resolve any conflicts of interest or disputes between the Group and the shareholders of Beijing BaiJiaHuLian, the Group would have to rely on legal proceedings, which could result in disruption of its business, and there is substantial uncertainty as to the outcome of any such legal proceedings.

•
Beijing BaiJiaHuLian and its shareholders could fail to obtain the proper operating licenses or fail to comply with other regulatory requirements. As a result, the PRC government could impose fines, new requirements or other penalties on the VIE or the Group, mandate a change in ownership structure or operations for the VIE or the Group, restrict the VIE or the Group’s use of financing sources or otherwise restrict the VIE or the Group’s ability to conduct business.

•
The PRC government may declare the aforementioned contractual arrangements invalid. They may modify the relevant regulations, have a different interpretation of such regulations, or otherwise determine that the Group or the VIE have failed to comply with the legal obligations required to effectuate such contractual arrangements.

•	If the legal structure and contractual arrangements were found to be in violation of PRC laws and regulations, the PRC government may restrict or prohibit the Group’s business and operations in China.
The Group’s ability to conduct its business may be negatively affected if the PRC government were to carry out any of the aforementioned actions. As a result, the Group may not be able to consolidate Beijing BaiJiaHuLian and its subsidiaries in the consolidated financial statements as the Group may lose the ability to exert effective control over Beijing BaiJiaHuLian and its shareholders, and the Group may lose the ability to receive economic benefits from Beijing BaiJiaHuLian.
The Group’s business has been directly operated by the VIE and its subsidiaries. As of December 31, 2018 and 2019, the VIE and its subsidiaries accounted for an aggregate of 98.71% and 57.21%, respectively, of the Group’s consolidated total assets, and 88.98% and 97.83% respectively of the Group’s consolidated total liabilities.
The following financial information of the Company’s VIE and VIE’s subsidiaries after the elimination of inter-company transactions and balances as of December 31, 2018 and 2019 and for the years ended December 31, 2017, 2018 and 2019 was included in the accompanying consolidated financial statements:

	As of December 31
	2018	2019
	RMB	RMB
Cash and cash equivalents	31,603	9,763
Short-term investments	197,991	1,191,664
Prepaid expenses and other current assets	48,759	204,270
Amounts due from related parties	710	—

Total current assets	279,063	1,405,697

Property and equipment, net	14,084	76,955
Intangible assets, net	237	100
Long-term investments	5,221	143,800
Deferred tax assets	31,266	30,716
Operating lease right-of-use assets	—	264,909
Others	3,979	19,692
Total non-current assets	54,787	536,172
Total assets	333,850	1,941,869

Accrued expenses and other current liabilities	51,445	188,975
Deferred revenue, current portion	263,330	1,331,962
Operating lease liabilities- current portion	—	59,982
Income tax payable	—	16,093
Amounts due to related parties	960	460

Total current liabilities	315,735	1,597,472

Deferred revenue, non-current portion	8,711	5,674
Deferred tax liabilities	59	25
Operating lease liabilities-non-current portion	—	194,228

Total non-current liabilities	8,770	199,927

Total liabilities	324,505	1,797,399

	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Net revenues	97,580	397,306	2,114,855
Net (loss) income	(44,839)	66,934	211,799
Net cash (used in) generated from operating activities	(18,101)	239,307	1,238,366
Net cash used in investing activities	(8,390)	(195,193)	(1,172,967)
Net cash generated from (used in) financing activities	24,000	(31,040)	(87,239)

There are no consolidated VIE’s assets that are collateral for the VIE’s obligations and which can only be used to settle the VIE’s obligations. No creditors (or beneficial interest holders) of the VIE have recourse to the general credit of the Company or any of its consolidated subsidiaries. No terms in any arrangements, considering both explicit arrangements and implicit variable interests, require the Company or its subsidiaries to provide financial support to the VIE. However, if the VIE ever needs financial support, the Company or its subsidiaries may, at its option and subject to statutory limits and restrictions, provide financial support to the VIE through loans to the shareholders of the VIE or entrustment loans to the VIE.